T. ROWE PRICE New Asia Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CAYMAN ISLANDS 0.3%
Common Stocks 0.3%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $10,313 (USD) (1)(2)(3) 1,838,333 12,960
Total Cayman Islands (Cost
$10,313
)
12,960
CHINA 43.0%
Common Stocks 32.2%
AAC Technologies Holdings (HKD) (4) 3,375,500 20,260
Alibaba Group Holding (HKD) (2) 4,268,544 104,250
Alibaba Group Holding, ADR (USD) (2) 417,837 81,558
Baidu, ADR (USD) (2) 153,400 25,159
Beijing Capital International Airport, H Shares (HKD) (2) 33,344,000 19,164
Beijing Enterprises Urban Resources Group (HKD) (2) 42,116,000 4,606
China Mengniu Dairy (HKD)  14,776,000 80,225
China Resources Gas Group (HKD)  16,112,000 99,327
China Resources Land (HKD)  10,594,000 35,404
GDS Holdings, Class A (HKD) (2) 3,474,369 25,761
Greentown Service Group (HKD)  35,216,000 38,337
Guangdong Investment (HKD)  24,738,000 34,615
Huazhu Group, ADR (USD) (2) 1,003,900 45,155
I-Mab, ADR (USD) (2) 627,894 49,026
JOYY, ADR (USD)  423,800 22,652
Kanzhun, ADR (USD) (2) 197,000 6,787
KE Holdings, ADR (USD) (2) 1,035,100 22,762
Keymed Biosciences (HKD) (2) 1,019,000 8,149
Meituan, Class B (HKD) (2) 2,009,300 55,600
MINISO Group Holding, ADR (USD) (2) 971,521 16,409
New Horizon Health (HKD) (2) 3,125,000 28,708
New Oriental Education & Technology Group, ADR (USD) (2) 4,392,080 9,531
Pinduoduo, ADR (USD) (2) 284,785 26,089
Ping An Insurance Group, H Shares (HKD)  3,696,500 32,347
Shandong Weigao Group Medical Polymer, H Shares (HKD)  34,020,000 61,039
Silergy (TWD)  467,000 63,365
Sino Biopharmaceutical (HKD)  52,883,500 44,924
Tencent Holdings (HKD)  4,103,260 247,460
Tencent Music Entertainment Group, ADR (USD) (2) 1,769,157 18,700
Wuxi Biologics Cayman (HKD) (2) 1,400,500 21,392
1,348,761
Common Stocks - China A Shares 10.8%
Deppon Logistics, A Shares (CNH)  16,176,834 24,591
Glodon, A Shares (CNH)  4,879,545 47,761

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
Gree Electric Appliances of Zhuhai, A Shares (CNH)  8,933,464 65,744
Hangzhou Oxygen Plant Group, A Shares (CNH)  6,049,215 32,609
Hongfa Technology, A Shares (CNH)  5,062,853 51,607
NARI Technology, A Shares (CNH)  18,658,574 90,870
NARI Technology, A Shares (5) 8,167,382 39,779
Sangfor Technologies, A Shares (CNH)  991,425 37,282
Shenzhen Inovance Technology, A Shares (CNH)  3,748,871 45,345
Yifeng Pharmacy Chain, A Shares (CNH)  2,137,492 16,173
451,761
Total China (Cost
$1,504,233
)
1,800,522
HONG KONG 7.6%
Common Stocks 7.6%
AIA Group  9,887,800 118,315
Budweiser Brewing APAC  7,197,200 20,086
Dairy Farm International Holdings (USD)  5,079,300 19,088
Galaxy Entertainment Group (2) 4,970,000 33,682
Health & Happiness H&H International Holdings (4) 3,217,000 11,540
HKT Trust & HKT  34,272,000 46,585
Sun Hung Kai Properties  4,724,000 67,579
Total Hong Kong (Cost
$235,758
)
316,875
INDIA 13.0%
Common Stocks 13.0%
Bharat Forge  2,980,021 31,038
Container Corp. of India  3,814,523 33,091
Godrej Consumer Products (2) 1,491,030 19,897
HDFC Bank  5,563,136 106,949
Housing Development Finance  1,153,841 38,006
Infosys  867,046 18,911
Infosys, ADR (USD)  6,547,691 144,835
Kotak Mahindra Bank (2) 3,813,521 85,120
Maruti Suzuki India  400,255 37,695
Voltas  1,637,399 23,361
Zomato (2) 374,583 677
Zomato, Lockup Shares (2) 3,687,255 6,329
Total India (Cost
$321,113
)
545,909

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA 1.0%
Common Stocks 1.0%
Bank Central Asia  13,223,400 27,298
Unilever Indonesia  52,081,900 15,212
Total Indonesia (Cost
$28,636
)
42,510
NETHERLANDS 1.9%
Common Stocks 1.9%
ASML Holding (USD)  104,842 80,387
Total Netherlands (Cost
$32,622
)
80,387
PHILIPPINES 1.5%
Common Stocks 1.5%
Bank of the Philippine Islands  9,089,640 14,658
Converge ICT Solutions (2) 53,571,990 24,436
Universal Robina  9,871,470 25,033
Total Philippines (Cost
$62,753
)
64,127
SINGAPORE 3.3%
Common Stocks 3.3%
ComfortDelGro  44,388,000 51,495
DBS Group Holdings  3,912,800 87,554
Total Singapore (Cost
$106,101
)
139,049
SOUTH KOREA 6.7%
Common Stocks 6.7%
Amorepacific  181,592 35,006
Coupang (USD) (2)(4) 372,680 13,536
KakaoBank (2) 32,904 1,116
NAVER  158,315 59,669
Samsung Electronics  2,513,986 171,797
Total South Korea (Cost
$94,535
)
281,124

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 1.7%
Common Stocks 1.7%
Cie Financiere Richemont, Class A  563,396 72,097
Total Switzerland (Cost
$44,092
)
72,097
TAIWAN 16.3%
Common Stocks 16.3%
Chailease Holding  9,881,520 82,003
Hon Hai Precision Industry  8,793,000 34,747
MediaTek  979,000 32,011
President Chain Store  5,113,000 51,357
Taiwan Semiconductor Manufacturing  20,538,574 429,246
Vanguard International Semiconductor  12,432,000 51,509
Total Taiwan (Cost
$290,803
)
680,873
THAILAND 1.8%
Common Stocks 1.8%
CP ALL  40,566,000 73,042
Total Thailand (Cost
$72,988
)
73,042
VIETNAM 0.7%
Common Stocks 0.7%
Bank for Foreign Trade of Vietnam  7,181,200 30,629
Total Vietnam (Cost
$33,498
)
30,629
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 0.04% (6)(7) 20,880,479 20,880
Total Short-Term Investments (Cost $20,880) 20,880

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL
0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 0.07% (6)(7) 1,827,962 18,280
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 18,280
Total Securities Lending Collateral (Cost $18,280) 18,280
Total Investments in Securities 99.7%
(Cost $2,876,605) $ 4,179,264
Other Assets Less Liabilities 0.3% 12,619
Net Assets 100.0% $ 4,191,883
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $12,960 and represents 0.3% of net assets.
(4) All or a portion of this security is on loan at July 31, 2021.
(5) China A shares held through the QFII are subject to certain restrictions.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE New Asia Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 23
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 23+
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 42,475  ¤  ¤ $ 20,880
T. Rowe Price Short-Term Fund,
0.07% 13,192  ¤  ¤ 18,280
Total $ 39,160^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $23 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $39,160.

T. ROWE PRICE New Asia Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Asia Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE New Asia Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE New Asia Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE New Asia Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F39-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 562,586 $ 3,564,558 $ 12,960 $ 4,140,104
Short-Term Investments 20,880 — — 20,880
Securities Lending Collateral 18,280 — — 18,280
Total $ 601,746 $ 3,564,558 $ 12,960 $ 4,179,264